CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 26,397	$ 24,531
Restricted cash and deposits	6	10
Trade receivables, net	7,723	7,670
Unbilled accounts receivable	26	64
Other accounts receivable and prepaid expenses	2,010	1,011
Inventories	5,751	5,669
Current assets of discontinued operations	0	39,080
Total current assets	41,913	78,035
LONG-TERM ASSETS:
Deferred tax assets	502	1,616
Operating lease right-of-use assets	1,228	1,366
Total long-term assets	1,730	2,982
PROPERTY AND EQUIPMENT, NET	2,109	2,082
INTANGIBLE ASSETS, NET	2,186	2,979
GOODWILL	11,449	11,507
LONG-TERM ASSETS OF DISCONTINUED OPERATIONS	0	10,472
Total assets	59,387	108,057
CURRENT LIABILITIES:
Trade payables	2,710	1,554
Customer advances	390	355
Deferred revenues	2,704	2,709
Other accounts payable and accrued expenses	13,203	7,137
Short-term operating lease liabilities	276	358
Current liabilities of discontinued operations	0	21,124
Total current liabilities	19,283	33,237
LONG-TERM LIABILITIES:
Deferred revenues	1,690	1,624
Deferred tax liabilities	899	667
Accrued severance pay	523	644
Long-term operating lease liabilities	969	1,078
Other long-term liabilities	266	285
Long-term liabilities of discontinued operations	0	3,424
Total long-term liabilities	4,347	7,722
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 1 par value - Authorized: 39,748,000 shares at December 31, 2021 and December 31, 2020; Issued and outstanding: 23,301,653 shares at December 31, 2021 and 23,163,985 shares at December 31, 2020	6,796	6,753
Additional paid-in capital	30,394	69,965
Accumulated Other Comprehensive Income (Loss), Net of Tax	1,222	34
Foreign currency translation adjustments (Company's standalone financial statements)	9,687	9,104
Accumulated deficit	(12,342)	(18,759)
Total Senstar shareholders' equity	35,757	67,097
Non-controlling interest	0	1
Total shareholders' equity	35,757	67,098
Total liabilities and shareholders' equity	$ 59,387	$ 108,057